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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

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
             /s/ Marc Abel   New York, New York   February 8, 2007
             --------------  -------------------  ----------------
              [Signature]      [City, State]           [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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STONEBROOK FUND MANAGEMENT LLC
December 31, 2007
13F

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
              Form 13F Summary Page..................

              Report Summary:

              Number of Other Included Managers......          0
              Form 13F Information Table Entry Total:         30
              Form 13F Information Table Value Total:    227,919
                                                      (thousands)
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STONEBROOK FUND MANAGEMENT LLC
December 31, 2007
13F

                            Title of
Company                      Class   Ticker Stock Cusip       Shares      Long
--------------------------- -------- ------ ------------      ------- ------------
Long Investing
Siemens AG                    ADR      SI   826197501          65,400 $ 10,291,344
Wellpoint Inc.                COM     WLP   94973V107         116,510 $ 10,221,422
Terex                         COM     TEX   880779103         155,125 $ 10,171,546
Manpower Inc.                 COM     MAN   56418H100         177,000 $ 10,071,300
Starwood Hotels               COM     HOT   85590A401         225,899 $  9,946,333
Marriot Internatioal Inc.     CL A    MAR   571903202         289,000 $  9,878,020
Tyco Internationl Lts.        COM     TYC   BMG9143X2082 ISIN 244,475 $  9,693,434
Wabco Holdings Inc.           COM     WBC   92927K102         193,131 $  9,673,932
Omnicom Group                 COM     OMC   681919106         202,100 $  9,605,813
CB Richard Ellis Svc          CL A    CBG   12497T101         428,500 $  9,234,175
Tyco Electronics              COM     TEL   BMG9143X2082 ISIN 244,675 $  9,084,783
Ball Corp.                    COM     BLL   058498106         201,200 $  9,054,000
Wesco International Inc.      COM     WCC   95082P105         212,367 $  8,418,228
H&E Equipment Services Inc.   COM     HEES  404030108         416,472 $  7,862,991
Tenaris ADR                   ADR      TS   88031M109         172,200 $  7,702,506
Crown Holdings, Inc.          COM     CCK   228368106         299,456 $  7,681,046
Thermo Electron Corp          COM     TMO   883556102         130,300 $  7,515,704
United Healthcare Group       COM     UNH   91324P102         127,500 $  7,420,500
Airgas                        COM     ARG   009363102         142,200 $  7,410,042
Jones Lang LaSalle            COM     JLL   48020Q107          98,785 $  7,029,541
Cytec Industries              COM     CYT   232820100         113,300 $  6,977,014
Pactiv                        COM     PTV   695257105         246,064 $  6,552,684
Ameristar Casions             COM     ASCA  03070Q101         233,370 $  6,427,010
R H Donnelly                  COM     RHD   74955W307         166,264 $  6,065,311
MGM Mirage                    COM     MGM   552953101          70,700 $  5,940,214
Harsco Corp.                  COM     HSC   415864107          87,590 $  5,611,891
CSK Auto                      COM     CAO   125965103         864,400 $  4,330,644
Altra Holdings Inc.           COM     AIMC  02208R106         201,889 $  3,357,414
Intercontinental ADR          ADR     IHG   45857P301         189,700 $  3,300,780
Willis Group                  COM     WSH   BMG966551084 ISIN  36,600 $  1,389,702
                                            TOTAL VALUE                227,919,324